As filed with the Securities and Exchange Commission on November 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

CONTRAVISORY STRATEGIC EQUITY FUND
SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 89.2%
Advertising, Public Relations, & Related Services: 1.6%
3,155	Focus Media Holding Ltd. - ADR *	$52,972
Computer Systems Design & Related Services: 2.6%
1,695	Solera Holdings, Inc.	85,597
Data Processing, Hosting, & Related Services: 0.4%
255	Citrix Systems, Inc. *	13,905
Drugs & Druggists' Sundries Merchant Wholesalers: 2.8%
2,225	Cardinal Health, Inc.	93,183
Electric Power Generation, Transmission and Distribution: 8.7%
1,860	National Grid Plc - ADR	92,256
2,720	Northeast Utilities System	91,528
1,896	OGE Energy Corp.	90,610
140	Siemens AG - ADR	12,570
		286,964
Grocery & Related Product Merchant Wholesalers: 2.6%
5,305	Sara Lee Corp.	86,737
Grocery Stores: 8.0%
2,255	Ruddick Corp.	87,922
2,362	United Natural Foods, Inc. *	87,489
1,382	Whole Foods Market, Inc.	90,258
		265,669
Health & Personal Care Stores: 2.6%
2,520	CVS Caremark Corp.	84,622
Home Furnishings Stores: 2.6%
2,773	Williams Sonoma, Inc.	85,381
Insurance Carriers: 2.5%
2,815	Coventry Health Care, Inc. *	81,100
Lessors of Real Estate: 2.8%
5,799	Brookfield Office Properties, Inc.	79,852
938	CBRE Group, Inc. *	12,626
		92,478
Limited-Service Eating Places: 2.7%
2,400	Starbucks Corp.	89,496
Management, Scientific, & Technical Consulting Services: 2.5%
710	salesforce.com, Inc. *	81,139
Medical Equipment & Supplies Manufacturing: 5.4%
1,025	C.R. Bard, Inc.	89,728
1,535	Haemonetics Corp. *	89,767
		179,495
Oil & Gas Extraction: 2.4%
3,758	Marathon Oil Corp.	81,098
Other Fabricated Metal Product Manufacturing: 5.5%
2,911	BE Aerospace, Inc. *	96,383
1,592	Fortune Brands, Inc.	86,095
		182,478
Other General Purpose Machinery Manufacturing: 2.5%
2,695	IDEX Corp.	83,976

Other Miscellaneous Manufacturing: 2.5%
1,619		Coach, Inc.	83,913
Pesticide, Fertilizer, & Other Agricultural Chemical Manufacturing: 2.2%
1,069		Agrium, Inc.	71,259
Petroleum & Coal Products Manufacturing: 5.1%
1,275		Exxon Mobil Corp.	92,603
2,825		HollyFrontier Corp.	74,072
65		Marathon Petroleum Corp.	1,759
			168,434
Pharmaceutical & Medicine Manufacturing: 2.8%
2,350		Gilead Sciences, Inc. *	91,180
Radio & Television Broadcasting: 2.4%
3,960		CBS Corp.	80,705
Rail Transportation: 2.6%
1,734		Kansas City Southern *	86,631
Scientific Research & Development Services: 5.3%
1,675		Amgen, Inc. *	92,041
2,935		Charles River Laboratories International, Inc. *	84,000
			176,041
Securities & Commodity Exchanges: 2.7%
3,891		Nasdaq OMX Group, Inc. *	90,038
Software Publishers: 0.4%
330		Informatica Corp. *	13,513
Support Activities for Mining: 2.3%
1,270		Schlumberger Ltd.	75,857
Waste Treatment & Disposal: 2.7%
1,108		Stericycle, Inc. *	89,438
TOTAL COMMON STOCKS
(Cost $3,260,382)			2,953,299

EXCHANGE TRADED FUNDS: 9.7%
2,835		SPDR S&P 500 ETF	320,837
TOTAL EXCHANGE TRADED FUNDS
(Cost $337,395)			320,837

SHORT-TERM INVESTMENTS: 2.2%
72,951		Fidelity Institutional Money Market Portfolio, 0.12% #	72,951
TOTAL SHORT-TERM INVESTMENTS
(Cost $72,951)			72,951
TOTAL INVESTMENTS IN SECURITIES: 101.1%
(Cost $3,670,728)			3,347,087
Liabilities in Excess of Other Assets: (1.1)%			(36,404)
TOTAL NET ASSETS: 100.0%			$3,310,683

	*	Non-income producing security.
	ADR	American Depositary Receipt
	#	Annualized seven day yield as of September 30, 2011.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:

Cost of investments			$3,670,728
Gross unrealized appreciation			1,843

Gross unrealized depreciation	(325,484)
Net unrealized depreciation	$(323,641)

+Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments since the Fund has not yet had a fiscal year end.

Summary of Fair Value Disclosure at September 30, 2011 (Unaudited)

The Contravisory Strategic Equity Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2011.

	Level 1	Level 2		Level 3
Common Stocks	$2,953,299	$	---	$	---

Exchange Traded Funds	$320,837	$	---	$	---

Short-Term Investments	$72,951	$	---	$	---

Total Investments in Securities	$3,347,087	$	---	$	---
^ See Schedule of Invesments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Eric W. Falkeis
                                                Eric W. Falkeis, President

Date  November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date  November 28, 2011

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date  November 15, 2011

•	Print the name and title of each signing officer under his or her signature.

Contravisory Strategic Equity Fund 9.30.11 N-Q